Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Minimum Amount Of Additional Compensation	$ 2,000,000
Rental expense	168,900	178,000
Consulting Service Fee	339,300	395,300
Estimated Base Rent Under Lease	$ 9,500
Lake Forest Facility [Member]
Property Subject to or Available for Operating Lease [Line Items]
Area Of Lease	11,900